Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Disclosure of credit risk exposure [line items]
Net impairment losses	$ 0	$ 4,698,000	[1]	$ 0
Equipment and intangible assets - Contracted but not provided for	0
Construction in Progress
Disclosure of credit risk exposure [line items]
Net impairment losses	$ 4,700,000	$ 4,700,000

[1]
(i)    The Group elected to change its presentation currency from RMB to USD with effect from January 1, 2023 as described in Note 2 to these consolidated financial statements. The consolidated statements of loss for the years ended December 31, 2021 and 2022 have been re-presented to reflect the Group's change in presentation currency.